Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period EndDate	Jan. 31, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Aug. 10, 2015
Document Effective Date	Aug. 10, 2015
Prospectus Date	Aug. 10, 2015
Parametric International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	EAISX
Parametric International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	EIISX
Parametric International Equity Fund | Class R
Risk/Return:
Trading Symbol	ERISX
Parametric International Equity Fund | Class R6
Risk/Return:
Trading Symbol	ESISX